Other liabilities	12 Months Ended
Mar. 31, 2024
Disclosure of Other Liabilities [Abstract]
Other liabilities
19.
Other liabilities

Other liabilities consist of the following:
	As of March 31,
	2024		2023
Current
Accrued expenses	Rs.	24,783	Rs.	21,844
Employee benefits payable		6,945		7,474
Statutory dues payable		4,168		4,571
Deferred revenue (1)		374		812
Advance from customers		1,061		1,169
Others		5,566		3,602
	Rs.	42,897	Rs.	39,472
Non-current
Deferred revenue (1)	Rs.	1,193	Rs.	1,555
Others		2,776		1,293
	Rs.	3,969	Rs.	2,848

(1)

Refer to Note 22 (“Revenue from contracts with customers and trade receivables”) for details of deferred revenue.

Refer to Note 30 for breakup of Financial and Non-Financial liabilities.